Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2020 and 2019 consist of the following:

	2020	2019
Plant and machinery	$1,413,088	$1,915,160
Automobiles	-	137,367
Office and computer equipment	17,343	22,689
Total property and equipment	1,430,431	2,075,216
Less: Accumulated depreciation	(1,354,778)	(1,418,376)
Property and equipment, net	$75,653	$656,840

Depreciation from the Company’s operations were $451,884, $778,117 and $467,929 for the years ended December 31, 2020, 2019, and 2018 respectively.

The Company did not record any impairment on its property and equipment for the years ended December 31, 2020, 2019 and 2018.